Presentation of financial statements and significant accounting practices adopted (Policies)	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Basis of preparation and presentation of financial statements
2.1.	Basis of preparation and presentation of financial statements

The  Transaction described in Note 1 above, was accounted for as a reorganization and recapitalization transaction whereby Estre Ambiental, Inc. was created as a holding company of Estre Brazil and concurrently issue new ordinary shares to the former shareholders of Estre USA and the PIPE investors in exchange of cash (recapitalization). As a result, the assets and liabilities of Estre Brazil are carried at historical cost and there was no step-up in basis or goodwill or other intangible assets recorded as a result of the Transaction.

As a result, the consolidated financial statements filed with the SEC by the Company subsequent to the completion of the Transaction are presented “as if” Estre Brazil is the predecessor of the Company. The historical operations of Estre Brazil are deemed to be those of the Company. Thus, these consolidated financial statements reflect (i) the historical operating results of Estre Brazil prior to the Transaction, as restated (Note 1.5); (ii) the consolidated results of the Company and Estre Brazil following the Transaction; (iii) the assets and liabilities of Estre Brazil at their historical cost; and (iv) the Company’s equity and earnings per share for all periods presented. The number of ordinary shares issued by Estre Ambiental, Inc. as a result of the Transaction is reflected retroactively to January 1, 2015, for purposes of calculating earnings per share in all prior periods presented.

The preparation of the consolidated financial statements requires the use of certain critical accounting estimates and also the exercise of judgment by Company management in the process of application of its accounting practices. Areas involving a higher degree of judgment, with greater complexity, and areas where assumptions and estimates that are significant to the consolidated financial statements are disclosed in Note 2.21.

a)	Basis of preparation

The Company’s consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) issued by the International Accounting Standards Board (“IASB”). The consolidated financial statements were approved by the Board of Directors and by the Executive Board on May 13, 2019.

The consolidated financial statements have been prepared on a historical cost basis, except for certain financial instruments at fair value described in Note 2.7 and certain assets measured at fair value on the date of the business combination, described in Note 2.4.

The consolidated financial statements are presented in Brazilian Reais (R$) and all values are rounded to the nearest thousand (R$000), except where otherwise stated.

Basis of consolidation
2.2.	Basis of consolidation

The consolidated financial statements include the following direct subsidiaries of Estre Ambiental, Inc.:

Subsidiary	Main activity	Country of incorporation	2018	2017
Estre Ambiental S.A. (a)	Waste management	Brazil	93.92%	93.92%
Estre USA Inc.	Holding	USA	100%	100%
Road Participações S.A.	Holding	Brazil	100%	100%

(a)	Estre Ambiental, Inc. has a direct interest of 66.57% and an indirect interest of 27.35% through its wholly owned subsidiary Road Participações S.A.

In addition, the consolidated financial statements include the following indirect subsidiaries of Estre Ambiental, Inc. and direct subsidiaries of Estre Brazil:

Subsidiary	Main activity and services	Country of incorporation	2018	2017	2016
Estre Água e Solo Ltda. (a)	Laboratory analysis	Brazil	—	100%	100%
Ambiental Sul Brasil - Central Regional de Tratamento de Resíduos Ltda.	Waste management center	Brazil	100%	100%	100%
Cavo	Cleaning and collection	Brazil	100%	100%	100%
Pilares Participação Ltda.	Holding	Brazil	—	—	100%
Oxil Manufatura Reversa e Gerenc. de Resíduos Ltda.	Recycling	Brazil	100%	100%	100%
LMG Participações Ltda.	Holding	Brazil	—	—	100%
Viva Ambiental e Serviços S.A.	Cleaning and collection	Brazil	100%	100%	100%
V2 Ambiental SPE S.A.	Waste management center	Brazil	100%	100%	100%
Resicontrol Soluções Ambientais Ltda.	Waste management center	Brazil	100%	100%	100%
CGR Doña Juana S.A. ESP (“CGR Doña Juana”) (b)	Waste management center	Colombia	—	—	—
CTR Itaboraí - Centro de Tratamento de Resíduos de Itaboraí Ltda.	Waste management center	Brazil	100%	100%	100%
Esergia Estratégias Energéticas Ambientais Ltda. (c)	Energy use services	Brazil	—	100%	50%
Estação Ecologia - Área de Transbordo Triagem e Reciclagem de RCD S.A. (c)	Recycling	Brazil	—	100%	100%
Geo Vision	Holding	Brazil	100%	100%	100%
CGR Guatapará - Centro de Gerenc. de Resíduos Ltda.	Waste management center	Brazil	100%	100%	100%
Estre SPI Ambiental S.A. (“Estre SPI”)	Cleaning and collection	Brazil	100%	100%	100%
NGA - Núcleo de Gerenciamento Ambiental Ltda.	Waste treatment	Brazil	100%	100%	100%
NGA Jardinópolis - Núcleo de Gerenciamento Ambiental Ltda.	Waste treatment	Brazil	100%	100%	100%
NGA Ribeirão Preto Núcleo de Gerenciamento Ambiental Ltda.	Waste treatment	Brazil	100%	100%	100%
Reciclax - Reciclagem de Resíduos da Construções Civil Ltda. (“Reciclax”)	Recycling	Brazil	88%	88%	88%
Guatapará Energia S.A. (d)	Energy use services	Brazil	90%	90%	90%
CTR Porto Seguro	Waste management center	Brazil	100%	100%	100%
Estre Energia Renovável Part. S.A. (d)	Holding	Brazil	90%	90%	90%
SPE Paulínia Energia Ltda. (d)	Energy use services	Brazil	100%	100%	100%
SPE Tremembé Energia Ltda. (d)	Energy use services	Brazil	100%	100%	100%
Curitiba Energia SPE Ltda. (d)	Energy use services	Brazil	100%	100%	100%
Piratininga Energia e Participações Ltda. (d)	Energy use services	Brazil	100%	100%	100%
CTR Arapiraca S.A.	Waste treatment center	Brazil	100%	100%	100%
Estre Aterros e Valorização Holding S.A.	Holding	Brazil	100%	100%	100%
NGA Sul – Núcleo de Gerenciamento Ambiental S.A.	Holding	Brazil	—	—	100%
CGR – Centro de Gerenc. de Resíduos Feira de Santana S.A.	Waste management center	Brazil	100%	100%	100%
GLA - Gestão Logistica Ambiental S.A.	Cleaning and collection	Brazil	38%	38%
SPE Soma Soluções em Meio Ambiente Ltda. (“SPE SOMA”)	Cleaning and collection	Brazil	82%	82%	—
Leccaros Participações S.A.(Note 10.2.2)	Holding	Brazil	—	—	50%
CGR Catanduva – Centro de Gerenc. de Resíduos Ltda. (“CGR Catanduva”) (Note 1.3.3 and 9)	Waste management center	Brazil	—	50%	—
Estre Ambiental Sucursal Colômbia (e)	Cleaning and collection	Colombia	100%	100%	100%

(a)	Merged into Estre SPI in 2018.
(b)	Presented as assets held for sale since 2016, with sale process concluded in November 2018 (Notes 1.3.1 and 10.2).
(c)	Merged into Estre Brazil in 2018.
(d)	Subsidiaries included in an asset sale process (Note 1.3.4).
(e)	Subsidiary created to collect cash from the D. Juana sale.

A subsidiary is fully consolidated from the date the control is obtained, and ceases when the Company loses control of the subsidiary. The Company evaluates existence and effect of potential voting rights currently exercisable or convertible, shareholders agreement and company management policies are taken into account in determining whether the Company controls the entity or not.

Control is achieved when the Company is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee. Specifically, the Company controls an investee if, and only if, the Company has:

•	Power over the investee (i.e., existing rights that give it the current ability to direct the relevant activities of the investee)

•	Exposure, or rights, to variable returns from its involvement with the investee

•	The ability to use its power over the investee to affect its returns

Generally, there is a presumption that a majority of voting rights results in control. To support this presumption and when the Company has less than a majority of the voting or similar rights of an investee, the Company considers all relevant facts and circumstances in assessing whether it has power over an investee, including:

•	The contractual arrangement(s) with the other vote holders of the investee

•	Rights arising from other contractual arrangements

•	The Company’s voting rights and potential voting rights

The financial years and the closing periods of direct and indirect subsidiaries included in the consolidation are the same as those of the Company, and accounting practices and policies have been consistently applied by the consolidated companies and are consistent with those used in the previous years. All consolidated intercompany balances and transactions were eliminated in consolidation.

Foreign currency translation
2.3.	Foreign currency translation

a)	Functional and reporting currencies

In evaluating the functional currency of the Company, management considered the factors and indicators contained in IAS 21 – The effect of changes in foreign exchange rates. Considering that the Company is a holding that incur in limited expenses, Estre Inc. is using the currency of the local environment of Estre Brazil as its functional currency, as this is the environment which drives the dividend income it receives, which is its primary source of revenue. Therefore, the functional currency of the Company is Brazilian Reais.

The financial statements of each subsidiary included in the Company’s consolidation and those used as a basis for valuation of investments using the equity method are prepared using the functional currency of each entity, and for entities whose functional currencies are different from the Company’s reporting currency, their assets and liabilities are translated into the Company’s reporting currency at the closing date and their statements of profit or loss are translated at exchange rate prevailing at the dates of the transactions.

The exchange differences arising on translation for consolidation are recognized in other comprehensive income.

b)	Transactions and balances

Transactions in foreign currencies are translated using the exchange rates prevailing on the transaction dates or on the valuation date, for remeasured items. The foreign exchange gains and losses resulting from the settlement of these transactions and resulting from the translation at exchange rates at the end of the year relating to monetary assets and liabilities denominated in foreign currencies are recognized in the statement of profit or loss.

Business combination
2.4.	Business combination

Business combinations are accounted for using the acquisition method. The cost of an acquisition is measured as total consideration transferred, measured at fair value at the acquisition date, and the amount of any non-controlling interests in the acquiree. For each business combination, the Company elects whether to measure the non-controlling interest in the acquiree at fair value or at the proportionate share of the acquiree’s identifiable net assets. Costs directly attributable to the acquisition are expensed as incurred.

When acquiring a business, the Company assesses the financial assets and liabilities assumed, for appropriate classification and designation in accordance with contractual terms, economic circumstances and pertinent conditions at the acquisition date.

If the business combination is achieved in stages, the fair value at the acquisition date of the previously held equity interest in the acquiree is remeasured at fair value at the latest acquisition date, and impacts are recognized in the statement of profit or loss.

Any contingent consideration to be transferred by the acquirer is recognized at fair value at the acquisition date. Subsequent changes to the fair value of the contingent consideration considered as an asset or liability will be recognized in the statements of profit or loss.

Goodwill is initially measured at cost, being the excess of the aggregate of the consideration transferred and the fair value of net assets acquired. If the consideration is lower than the fair value of net assets acquired, the difference is recognized as a bargain gain in the statement of profit or loss.

After initial recognition, goodwill is measured at cost, less any accumulated impairment losses. For impairment test purposes, goodwill acquired in a business combination is allocated to each of the Company’s cash-generating units that are expected to benefit from the synergies arising from the combination, irrespective of whether other assets or liabilities of the acquiree are assigned to those units.

When goodwill forms part of a cash generating unit and a portion of that unit is disposed of, the goodwill associated to the disposed portion must be included in the transaction upon carrying amount of the operation when determining disposal gains or losses. Goodwill disposed in these circumstances is measured based on the relative values of the disposed operations and the cash generating unit retained.

Investment in associates, joint operations and joint ventures
2.5.	Investment in associates, joint operations and joint ventures

An associate is an entity in which the Company exercises significant influence. Significant influence is the power to participate in decisions on operating policies of the investee. It does not hold, however, control or joint control over those policies.

A joint operation (JO) is a type of joint arrangement in which the parties with joint control of the arrangement have rights to the assets and obligations for the liabilities relating to the arrangement.

In relation to its interests in JOs, the financial statements of the Company includes:

•	Assets, including its share of any assets held jointly

•	Liabilities, including its share of any liabilities incurred jointly

•	Revenue from the sale of its share of joint operation

•	Share of the revenue from the sale of the output by the joint operation

•	Expenses, including its share of any expenses incurred jointly

All such amounts are measured in accordance with the terms of each arrangement which are in proportion to the Company’s interest in the JO.

A joint venture is a type of joint arrangement whereby the parties that have joint control of the arrangement have rights to the net assets of the joint venture. Joint control is the contractually agreed sharing of control of an arrangement, which exists only when decisions about the relevant activities require the unanimous consent of the parties sharing control.

The Company’s investments in its associates and joint ventures, shown in the table below, are accounted for using the equity method:

Denomination	Main activity	Host country	Interest held	2018	2017	2016
Unconsolidated investes
Attend Ambiental Ltda. (“Attend”)	Treatment of liquid effluents	Brazil	—	—	(a)	55%
Metropolitana Serviços Ambientais Ltda.	Waste management center	Brazil	Direct	50%	50%	50%
Terrestre Ambiental Ltda.	Waste management center	Brazil	—	—	(a)	40%
CGR Catanduva	Waste management center	Brazil	—	(b)	(b)	50%
Logística Ambiental de São Paulo S.A. (“Loga”)	Cleaning and collection services	Brazil	—	—	(a)	38%
Unidade de Tratamento de Resíduos - UTR S.A.	Waste management center	Brazil	—	— —	(c)	54%

(a)	On December 21, 2017, these investments were transferred to Latte Saneamento e Participações S.A. (“Latte”), a related party owned by some of the same shareholders of the Company (refer to Note 10.1).
(b)	This subsidiary was consolidated in 2017 and it was sold in December 2018 (Note 1.3.3).
(c)	On August 1st 2017, the business activity of UTR was discontinued.

2.5.1.	Investment in associates and joint ventures

Under the equity method, the investment in associate and joint ventures is initially recognized at cost. The carrying amount of the investment is adjusted to recognize changes in the Company’s share in the net assets of the associate since the acquisition date. Goodwill relating to the associate is included in the investment and is not tested for impairment separately.

The statement of profit or loss reflects the Company’s share of the results of operations of the associate and joint venture. Any changes in other comprehensive income in these investees is presented in the Company’s other comprehensive income. In addition, when there has been a change directly recognized in the equity of the associate the Company recognizes its share of any changes, in the statements of changes in equity when applicable. Unrealized gains and losses resulting from transactions between the Company and the associate are eliminated to the extent of the interest in the associate and joint venture.

The aggregate of the Company’s share of profit or loss of an associate or joint venture is stated in the statements of profit or loss representing profit after tax and interest held by non-controlling interest in the subsidiaries of the associate or joint venture.

2.5.2.	Material partially-owned subsidiaries

Financial information of subsidiaries that have material non-controlling interests is provided below:

Percentage of equity interest held by non-controlling interests:

Name	Country of incorporation and operation	2018	2017	2016
CGR Doña Juana (a)	Colombia	—	49%	49%
SPE Soma	Brazil	18%	18%	—
Reciclax	Brazil	13%	13%	13%
Guatapará Energia S.A. (b)	Brazil	10%	10%	10%
Estre Energia Renovável Part. S.A. (“Estre Energia Renovável”) (b)	Brazil	10%	10%	10%
GLA - Gestão Logistica Ambiental S.A. (“GLA”)	Brazil	62%	62%	—
CGR Catanduva (c)	Brazil	—	50%	—

(a)	Presented as assets held for sale since 2016, with sale process conclued in November 2018 (Note 10.2 and 1.3.1).
(b)	Subsidiaries involved in an asset sale process (Note 1.3.4).
(c)	This subsidiary was consolidated in 2017 and it was sold in December 2018 (Note 1.3.3).

Summarized statement of profit or loss for 2018:

	Reciclax	SPE Soma	GLA
Revenue from services rendered	569	335,317	24,398
Cost of services rendered	(2,019)	(252,480)	(17,569)
General and administrative expenses	(445)	(40,417)	(449)
Other operating income (expenses), net	(28)	(5,161)	(471)
Financial expenses, net	(85)	(895)	31
Profit (loss) before taxes	(2,008)	36,364	5,940
Income tax and social contribution	(2)	(32,842)	(824)
Profit (loss) for the year from continuing operations	(2,010)	3,522	5,116

Total comprehensive income	(2,010)	3,522	5,116

Attributable to non-controlling interests	(251)	634	3,187

Summarized statement of profit or loss for 2017:

	Estre Energia Renovável	Guatapará Enengia	Reciclax	SPE Soma	GLA	CGR Catanduva
Revenue from services rendered	—	9,115	777	84,919	12,055	10,348
Cost of services rendered	—	(5,614)	(2,737)	(61,051)	(7,950)	(8,252)
General and administrative expenses	(1,111)	(299)	(466)	(3,180)	(170)	(833)
Other operating income (expenses), net	3,297	1,252	85	(1,356)	(233)	(292)
Financial expenses, net	878	(799)	(117)	(2,783)	38	(305)

Profit (loss) before taxes	3,064	3,655	(2,458)	16,549	3,740	666
Income tax and social contribution	—	(410)	964	218	(408)	(458)

Profit (loss) for the year from continuing operations	3,064	3,245	(1,494)	16,767	3,332	208

Total comprehensive income	3,064	3,245	(1,494)	16,767	3,332	208

Attributable to non-controlling interests	306	325	(187)	3,018	2,076	104

Summarized statement of profit or loss for 2016:

	Estre Energia Renovável	Guatapará Energia	Reciclax
Revenue from services rendered	—	8,251	1,320
Cost of services rendered	—	(4,725)	(2,475)
General and administrative expenses	(666)	(180)	(236)
Other operating income, net	1,329	2,482	(231)
Financial expenses, net	(1,906)	(1,007)	(126)

Profit (loss) before taxes	(1,243)	4,821	(1,748)
Income tax and social contribution	—	(331)	—

Profit (loss) for the year from continuing operations	(1,243)	4,490	(1,748)

Total comprehensive income	(1,243)	4,490	(1,748)

Attributable to non-controlling interests	(124)	449	(219)

Summarized statement of financial position at December 31, 2018:

	Reciclax	SPE Soma	GLA
Assets
Current assets
Cash and cash equivalents	6	218	672
Trade accounts receivable	57	51,108	2,855
Taxes recoverable	65	1,568	2,977
Advances to suppliers	—	80	—
Other current assets	127	17,775	241

Total current assets	255	70,749	6,745

Non-current assets
Related parties	248	32,552	—
Other non-current assets	107	1,828	—
Investments	—	—	—
Property, plant and equipment	7,885	4,714	147
Intangible assets	—	112	—

Total non-current assets	8,240	39,206	147

Total assets	8,495	109,955	6,892

	Reciclax	SPE Soma	GLA
Liabilities
Current liabilities
Trade accounts payable	221	18,678	1,630
Labor liabilities	76	24,702	1,104
Tax liabilities	50	9,858	1,642
Debt to related parties	5,532	—	—
Other current liabilities	39	19,061	—

Total current liabilities	5,918	72,299	4,376

Non-current liabilities
Provision for legal proceedings	111	6,127	—
Other liabilities	85	167	—

Total non-current liabilities	196	6,294	—
Capital	4,714	43,484	1
Reserves	4,481	—	—
Accumulated earnings (losses)	(6,814)	(12,122)	2,515

Total equity	2,381	31,362	2,516

Total liabilities and equity	8,495	109,955	6,892

Attributable to:
Equity holders of parent	2,071	25,717	956
Non-controlling interest	310	5,645	1,560

Summarized statement of financial position at December 31, 2017:

	Estre Energia Renovável	Guatapará Energia	Reciclax	SPE Soma	GLA	CGR Catanduva
Assets
Current assets
Cash and cash equivalents	1,703	763	10	17,038	1,106	1,213
Trade accounts receivable	—	1,305	1,382	45,619	2,303	2,469
Taxes recoverable	1	1	13	1,759	70	173
Advances to suppliers	8	—	16	125	—	—
Other current assets	—	745	218	21,135	177	2

Total current assets	1,712	2,814	1,639	85,676	3,656	3,857
Non-current assets
Related parties	18	—	2,159	39,994	—	16
Other non-current assets	—	—	33	10,436	—	258
Investments	24,061	—	—	—	—	—
Property, plant and equipment	8,754	23,048	8,039	6,076	149	12,988
Intangible assets	—	—	—	225	—	2,195

Total non-current assets	32,833	23,048	10,231	56,731	149	15,457

Total assets	34,545	25,862	11,870	142,407	3,805	19,314

	Estre Energia Renovável	Guatapará Energia	Reciclax	SPE Soma	GLA	CGR Catanduva
Liabilities
Current liabilities
Loans and Financing	—	—	—	—	—	160
Trade accounts payable	44	2,168	478	8,400	1,818	636
Labor liabilities	87	—	311	31,451	726	374
Tax liabilities	4	178	148	17,822	436	605
Debt to related parties	20,500	—	6,099	—	—	210
Other current liabilities	300	3,072	29	1,451	1	1

Total current liabilities	20,935	5,418	7,065	59,124	2,981	1,986
Non-current liabilities
Provision for legal proceedings	—	—	129	2,299	—	—
Other liabilities	—	—	224	22,474	—	2,734

Total non-current liabilities	—	—	353	24,773	—	2,734

Capital	12,000	10,682	4,714	43,484	1	4,376
Reserves	—	—	4,542	—	823	4,452
Accumulated earnings (losses)	1,610	9,762	(4,804)	15,026	—	5,766

Total equity	13,610	20,444	4,452	58,510	824	14,594

Total liabilities and equity	34,545	25,862	11,870	142,407	3,805	19,314

Attributable to:
Equity holders of parent	12,249	18,400	3,873	47,978	311	7,297
Non-controlling interest	1,361	2,044	579	10,532	511	—

Summarized statement of financial position at December 31, 2016:

	Estre Energia Renovável	Guatapará Energia	Reciclax
Assets
Current assets
Cash and cash equivalents	33	39	19
Trade accounts receivable	—	690	1,236
Taxes recoverable	1	1,212	8
Advances to suppliers	7	1	11
Other current assets	—	1,114	12

Total current assets	41	3,056	1,286
Non-current assets
Related parties	17	39	1,891
Other non-current assets	—	—	18
Property, plant and equipment	23,253	—	—
Intangible assets	9,890	20,866	8,166
Total non-current assets	33,160	20,905	10,075

Total assets	33,201	23,961	11,361

	Estre Energia Renovável	Guatapará Energia	Reciclax
Liabilities
Current liabilities	—	—	—
Loans and Financing	—	—	—
Trade accounts payable	4	3,310	448
Labor liabilities	80	—	204
Tax liabilities	73	382	741
Debt to related parties	21,499	—	3,782
Other current liabilities	375	2,301	27

Total current liabilities	22,031	5,993	5,202
Non-current liabilities
Provision for legal proceedings	—	—	63
Other liabilities	—	—	140

Total non-current liabilities	—	—	203
Capital	12,000	10,682	4,714
Reserves	—	483	4,430
Accumulated losses	(830)	6,803	(3,188)

Total equity	11,170	17,968	5,956

Total liabilities and equity	33,201	23,961	11,361

Attributable to:
Equity holders of parent	10,053	16,171	5,182

Summarized cash flow information for year ended on December 31, 2018:

	Reciclax	SPE Soma	GLA	CGR Catanduva (*)
Operating activities	240	(16.372)	(434)	(167)
Investing activities	(244)	(448)	—	(663)
Financing activities	—	—	—	78

Net cash generated/(used)	(4)	(16.820)	(434)	(752)

(*)	Subsidiary CGR Catanduva sold on December 14, 2018, see note 1.3.3.

Summarized cash flow information for year ended on December 31, 2017:

	Estre Energia Renovável	Guatapará Energia	Reciclax	SPE Soma	GLA	CGR Catanduva
Operating activities	1,670	5,162	320	23,688	1,260	1,399
Investing activities	33	(4,399)	(310)	(6,650)	(155)	(132)
Financing activities	—	—	—	—	1	(517)

Net cash generated/(used)	1,703	763	10	17,038	1,106	750

Summarized cash flow information for year ended on December 31, 2016:

	Estre Energia Renovável	Guatapará Energia	Reciclax
Operating activities	(33,063)	(4,400)	124
Investing activities	33,143	2,519	(117)
Financing activities	1	2,500	2

Net cash generated/(used)	81	619	9

Current versus non-current classification
2.6.	Current versus non-current classification

The Company presents assets and liabilities in the statement of financial position based on current and non-current classification. An asset is classified as current when:

•	It is expected to be realized within 12 months from the reporting date; or

•	It consists of cash and cash equivalents, unless restricted from being exchanged or used to settle a liability for at least 12 months after the reporting period.

All other assets are to be classified as non-current.

A liability is current when:

•	It is expected to be settled in the normal operating cycle;

•	It is held primarily for the purpose of trading;

•	It is due to be settled within twelve months after the reporting period; or

•	There is no unconditional right to defer the settlement of the liability for at least twelve months after the reporting period

The Company classified all other liabilities as non-current. Deferred tax assets and liabilities are classified as non-current assets and liabilities.

Fair value measurement
2.7.	Fair value measurement

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Fair value measurement is based on the presumption that the transaction to sell the asset or transfer the liability takes place either:

•	In the principal market for the asset or liability; or

•	In the absence of a principal market, in the most advantageous market for the asset or liability.

The fair value of an asset or a liability is measured using the assumptions that market participants would use when pricing an asset or liability, assuming that market participants act in their economic best interest.

The fair value measurement of a non-financial asset takes into consideration the ability of a market participant to generate economic benefits through the optimal use of the asset or selling it to another market participant that would also optimally use the asset.

The Company uses valuation techniques appropriate for the circumstances and for which there is sufficient data for fair value measurement, maximizing the use of relevant available information and minimizing the use of unavailable information.

All assets and liabilities for which the fair value is measured in the financial statements are categorized within the fair value hierarchy described below, based on the lowest level of information that is significant to the fair value measurement as a whole:

•	Level 1 - quoted prices (unadjusted) in active markets for identical assets or liabilities;

•	Level 2 - valuation techniques for which the lowest level input that is significant to the fair value measurement is either directly or indirectly observable; and

•	Level 3 - valuation techniques for which the lowest level input that is significant to the fair value measurement is unobservable.

For assets and liabilities that are recognized in the financial statements on a recurring basis, the Company determines whether there were transfers between hierarchy levels, by re-assessing categorization (based on the lowest level input that is significant to the fair value measurement as a whole) at the end of each reporting period.

For the purposes of fair value disclosures, the Company has determined classes of assets and liabilities based on the nature, characteristics and risks of assets or liabilities and the fair value hierarchy level, as mentioned above.

The fair values of financial instruments measured at amortized cost are disclosed in Note 30.

Revenue recognition

2.8.	Revenue recognition

Beginning on January 1, 2018 the IFRS 15 – Revenue from Contracts with Customers came into effect, which establishes a five-step model to account for revenue arising from contracts with customers and require that revenue be recognized at an amount that reflects the consideration to which the entity expects to be entitled in exchange of transferring good or services to customers. The five steps model is as follows:

i)	Identification of the contract with the client;

ii)	Identification of performance obligations in the contract;

iii)	Determination of the transaction price;

iv)	Allocation of the transaction price to the performance obligations in the contract; and

v)	Recognition of revenue upon satisfaction of the performance obligations.

Revenues shall be recognized at the amount that reflects the consideration or which the Company expect of receiving in exchange of transferring goods or services to the customers.

Revenue From Services

Collection & Cleaning Services - Revenue from collection & cleaning services is recognized when the service is provided. The Company recognizes revenue for the service provided, using the transaction price the Company expects to be entitled to.

Landfills - waste that cannot be recycled is sent to the most appropriate final disposal, in sanitary landfills. The Company operates 12 landfills across Brazil, serving public and private entities. Revenues is recognized when the disposals are received in the Company’s landfills, at the transaction price the Company expects to be entitled to.

Value Recovery - Value recovery services are related to a series of solutions that ensure the maximum use of the waste, with its reuse or search for new technology to recycle the materials. Revenue is recognized when the service is provided. The Company measures the provided service by the transaction price the Company expected to be entitled to.

O&G - Revenue from services contracts provided to the oil & gas industry is recognized when the service is provided, at the transaction price the Company expects to be entitled to.

Contract assets, contract liabilities, receivables:

A contract asset is the right to consideration in exchange for the services provided to the customer. If the Company performs by providing services to a customer before the customer pays consideration or before payment is due, a contract asset is recognized for the earned consideration that is conditional. For services rendered that customers have not yet approved at the end of the period, revenue is recognized based on estimates or work performed.

A contract liability is the obligation to provide services to a customer for which the Company has received consideration (or an amount of consideration is due) from the customer. If a customer pays consideration before the Company provides services to the customer, a contract liability is recognized when the payment is made or the payment is due (whichever is earlier). Contract liabilities are recognized as revenue when the Company performs under the contract.

A receivable represents the Company’s right to an amount of consideration that is unconditional (i.e., only the passage of time is required before payment of the consideration is due). Refer to accounting policies of financial assets in section Financial instruments – initial recognition and subsequent measurement.

Variable consideration

Variable consideration is included in the transaction price if it is highly probable that no significant reversal of revenue will occur once associated uncertainties are resolved. Significant estimates are involved in determining the amount of variable consideration which is calculated by using either the expected value or the most likely amount depending on which is expected to better predict the amount of variable consideration. Consideration is adjusted for the time value of money if the period between the provided services and the receipt of payment exceeds twelve months and the financing benefit.

The Company is required to determine whether there is a significant financing component in its contracts. According to paragraph 60 of this standard, in determining the transaction price an entity shall adjust the amount of the consideration promised for the effects of the time value of money when a significant financing component is present. A significant financing component may exist independently if the promise of financing is expressly stated in the contract or implied in the terms of payment agreed by the parties to the contract. The Company should analyze if the payment period agreed by the parties to the contract (expressly or implicitly) provides the client or the entity with a significant financial benefit from the transfer of goods or services to the customer.

Based on the above, the Company performs an analysis to identify the existence of a significant financing component for public sector clients, since the average collection term for this client portfolio is approximately six months. The Company considered the average rate of 8.50% p.a. for the discount rate of 2018 (8.40% at December 31, 2017), which represents the discount rate usually applied by the Company to calculate the present value of its non-current assets and liabilities.

Revenue from the sale of products

Revenue from the sale of products refers to the sale of scrap, fuel gas, carbon credit, electric power. For the sale of products, revenue is recognized when the performance obligations is satisfied at the time the control of the product sold is transferred to the customer, usually at the time of receipt and acceptance.

Tax
2.9.	Tax

Current income and social contribution taxes

Current income and social contribution taxes are calculated in accordance with tax legislation and tax rates currently enacted, at the statutory rates of 15%, plus a surtax 10% for income tax and 9% for social contribution tax.

Current income and social contribution taxes related to items recognized directly in equity are also recognized in equity. Management regularly assesses the tax positions in circumstances in which tax regulations require interpretation, and sets up provisions when appropriate.

Deferred taxes

Deferred tax is provided using the liability model or temporary differences between the tax bases of asset and liability and the carrying amount for financial reporting purposes at the reporting date.

Deferred tax assets are recognized for all deductible temporary differences, credits and unused tax losses, to the extent it is probable that taxable profit will be available so that deductible temporary differences may be realized and unused credits and tax losses may be used. Deferred tax liabilities are recognized for all taxable temporary differences except:

•

When a deferred tax liability arises upon initial recognition of goodwill or of an asset or liability in a transaction other than a business combination and, at the time of the transaction affects neither the accounting profit nor taxable profit or loss; and

•

On taxable temporary differences related to investments in subsidiaries, when the timing of the reversal of temporary differences can be controlled and the temporary differences will likely not reverse in the near future.

The carrying amount of deferred tax assets is reviewed at each statement of financial position date and reduced to the extent that it is no longer probable that future taxable profits will be available to allow all or part of the deferred tax asset to be utilized. Deferred tax assets written off are re-assessed at each reporting date and recognized to the extent that it is probable that future taxable profit will allow deferred tax assets to be recovered.

Deferred tax assets and liabilities are measured at the tax rates expected to apply in the year when the asset is realized or the liability settled, based on tax rates (and tax laws) that have been enacted at the reporting date.

Deferred taxes related to items recognized directly in equity are also recognized in equity, and not recognized in the statements of profit or loss. Deferred tax items are recognized based on the transaction which gave rise to the deferred tax, in comprehensive income or directly in equity.

Deferred tax assets and liabilities are presented net if there is a legal or contractual right to offset tax assets against tax liabilities and the deferred taxes relate to the same taxed entity and are subject to the same taxing authority.

Sales taxes

Revenues, expenses and assets are recognized net of sales tax, except:

•

When the sales taxes incurred on the purchase of goods or services are not recoverable from tax authorities, in which case the sales tax is recognized as part of the cost of acquiring the asset or expense item, as applicable; and

•

When the amounts receivable or payable are stated with the amount of sales taxes included. The net amount of sales taxes, recoverable or payable to the tax authority, is included as part of receivables or payables in the statement of financial position.

Sales revenues in Brazil are subject to taxes and contributions, at the following statutory rates:

Rate
Withholding taxes - PIS, COFINS and CSLL	4.65%
Social Security Tax (INSS)	11.00%
Contribution Tax on Gross Revenue for Social Security Financing (COFINS) (a)	7.60%
Contribution Tax on Gross Revenue for Social Integration Program (PIS) (a)	1.65%
Withholding Income Tax (IRRF)	1.50%
Services Tax (ISS) (b)	5.00%
VAT Tax (ICMS) (c)	18.00%

(a)

Brazilian tax legislation allows smaller entities with less than R$ 78 million in annual gross revenue to opt to declare income taxes on the presumed profit basis. These are subject to lower COFINS and PIS rates of 3.00% and 0.65%, respectively. However, PIS and COFINS taxes on purchases may not be claimed back and will not generate tax credits under the presumed profits basis.

(b)	ISS rates vary according to the municipality; the ISS rate stated in the table above is the most commonly levied on the Company’s operations.
(c)

ICMS is taxed on the movement of goods. The tax payable is due on sales net purchases. The rates vary across different products and Brazilian states. The State of São Paulo levies ICMS at standard rate of 18.00%.

Tax on purchases

Taxes paid on purchases of goods and services can normally be recovered as tax credits, at the following statutory rates:

Rate
Contribution Tax on Service Rendered for Social Security Financing (COFINS)	7.60%
Contribution Tax on Service Rendered for Social Integration Program (PIS)	1.65%

In addition, please see Note 27(a) for information in relation to PIS/COFINS paid in prior periods and recovered subsequently.

Withholding taxes-PIS, COFINS and CSLL

On certain purchases of services and use of third-party labor the Company is required to withhold a percentage of the amounts billed by its suppliers and pay tax on their behalf, at the following statutory rates:

Rate
Withholding taxes - PIS, COFINS and CSLL	4.65%
Social Security Tax (INSS)	11.00%
Withholding Income Tax (IRRF)	1.50%
Services Tax (ISS)	5.00%

Non-current assets held for sale and discontinued operations
2.10.	Non-current assets held for sale and discontinued operations

2.10.1.	Non-current assets held for sale

The Company classifies assets and liabilities held for sale from discontinued operations if the carrying amounts are expected to be recovered principally through a sale transaction rather than through continuing use. These assets and liabilities classified as held for sale are measured at the lower of carrying amount and fair value, less costs to sell. Costs incurred in a sales transaction are incremental costs directly attributable to the sale, excluding finance expenses and income tax expenses.

The criteria for classification of items held for sale are considered as having been met only when a sales transaction is highly probable to occur and when such items are available for immediate sale in the present condition.

Management should be committed to the completion of the sale within one year from the date of classification of assets and liabilities as held for sale.

Property, plant and equipment and intangible assets are no longer depreciated or amortized from the moment they are classified as held for sale or distribution.

Assets and liabilities classified as held for sale are presented separately as current items on the statement of financial position.

2.10.2.	Discontinued operations

An asset qualifies as a discontinued operation if it represents a component of an entity that has been sold or classified as held for sale, and:

•	Represents a separate major line of business or geographical area of operations;

•	Is part of a single coordinated plan to dispose of a separate major line of business or geographical area of operations; or

•	Is a subsidiary acquired exclusively for the purpose of resale.

Discontinued operations are excluded from profit or loss of continuing operations, and presented as a single amount in profit or loss after taxes under discontinued operations in the statement of profit or loss.

Further disclosures are presented in Note 10.2. All other notes to the financial statements include amounts for continuing operations, unless otherwise stated.

Property, plant and equipment
2.11.	Property, plant and equipment

Property, plant and equipment is stated at historical cost of acquisition or construction cost, less accumulated depreciation and accumulated impairment losses, if any.

Ordinary maintenance expenses are recognized in the statement of profit or loss in the period they are incurred.

Depreciation is calculated on a straight-line basis over the estimated useful lives of the assets. The residual values and useful lives are reviewed at least at each year-end and adjusted prospectively, if appropriate.

The useful life is the length of time the Company expects to use the asset. The weighted average rates of depreciation used for each asset class are described in Note 11.

An item of property, plant and equipment is derecognized upon disposal or when no future economic benefits are expected from its use or disposal. Any gain or loss on derecognition of the asset (calculated as the difference the net disposal proceed and the carrying amount of the asset) is recorded in “Other operating income (expenses)” in the statement of profit or loss.

Intangible assets
2.12.	Intangible assets

Intangible assets acquired separately are measured at cost upon their initial recognition. The cost of intangible assets acquired in a business combination is the fair value at the acquisition date. After initial recognition, intangible assets are stated at cost less accumulated amortization and accumulated impairment losses. Internally generated intangible assets, excluding capitalized development costs, are not capitalized and the related expenditure is reflected in the statement of profit or loss for the period they are incurred.

Intangible assets are assessed as having finite or indefinite useful lives. Intangible assets with finite lives are amortized over the useful economic life and assessed for impairment whenever there is indication that the intangible asset may be impaired.

The period and the amortization method for intangible assets with finite lives are reviewed at least once a year. Changes in estimated useful life or the expected consumption of the future economic benefits of these assets are accounted for by changing the amortization period or method, as appropriate, and treated as changes in accounting estimates. Amortization of intangible assets with finite lives is recognized in the statement of profit or loss in the expense category consistent with the use of intangible assets.

Intangible assets with indefinite useful lives are not amortized but tested annually for impairment either individually or at the level of cash generating unit. The assessment of indefinite life is reviewed annually to determine whether this evaluation is still justifiable. Otherwise, the change in the useful life assessment from indefinite to finite is made prospectively.

Gains and losses arising from derecognition of an intangible asset are measured as the difference between the net disposal proceeds and the carrying value of the asset, and recognized in the statement of profit or loss.

Loss on impairment of non-financial assets
2.13.	Loss on impairment of non-financial assets

Management annually reviews the carrying amount of assets for purposes of evaluating events or changes in economic, operating or technological circumstances that may indicate impairment or loss of their recoverable value. When such evidence is identified, and the carrying amount of an asset exceeds its recoverable amount, the asset is considered impaired and is written down to its recoverable amount.

The recoverable amount of an asset or of a given cash generating unit is defined as the higher of the value in use and fair value less costs to sell.

In estimating the asset value-in-use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects the weighted average cost of capital for the industry in which the cash generating unit operates. The net sales value is determined, whenever possible, based on a firm sales agreement in an arm’s length transaction between knowledgeable, willing parties, adjusted by expenses attributable to the asset sale, or when there is no binding sale agreement based on the market price of an active market, or in the most recent transaction price with similar assets.

The following criteria are also applied in assessing impairment of specific assets:

PP&E

The test of PP&E impairment is performed annually or when circumstances indicate an impairment of the carrying value. At December 31, 2018 the Company recognized impairment losses on PP&E (see Note 11).

Goodwill

The test of goodwill impairment is performed annually at December 31, at the cash generating unit level.

Intangible assets

Intangible assets with indefinite useful lives are tested for impairment annually at December 31, either individually or at the level of cash generating unit, as appropriate, and when circumstances indicate an impairment of the carrying amount.

The Company conducted impairment tests and recognized impairment losses on identifiable intangible assets and goodwill arising from business combinations (see Note 12).

Financial instruments
2.14.	Financial instruments

Financial assets

i)	Initial recognition and measurement

Company determines financial assets are classified, at initial recognition, as subsequently measured at amortized cost, fair value through other comprehensive income (OCI), and fair value through profit or loss.

The classification of financial assets at initial recognition depends on the financial asset’s contractual cash flow characteristics and the Company’s business model for managing them. The Company initially measures a financial asset at its fair value plus, in the case of a financial asset not at fair value through profit or loss, transaction costs. Trade receivables that do not contain a significant financing component or for which the Company has applied the practical expedient are measured at the transaction price determined under IFRS 15.

In order for a financial asset to be classified and measured at amortized cost or fair value through OCI, it needs to give rise to cash flows that are ‘solely payments of principal and interest (SPPI)’ on the principal amount outstanding. This assessment is referred to as the SPPI test and is performed at an instrument level.

The Company’s business model for managing financial assets refers to how it manages its financial assets in order to generate cash flows. The business model determines whether cash flows will result from collecting contractual cash flows, selling the financial assets, or both.

Purchases or sales of financial assets that require delivery of assets within a time frame established by regulation or convention in the market place (regular way trades) are recognized on the trade date, i.e., the date that the Company commits to purchase or sell the asset.

ii)	Subsequent measurement

For purposes of subsequent measurement, financial assets are classified in four categories:

•	Financial assets at amortized cost (debt instruments)

•	Financial assets at fair value through OCI with recycling of cumulative gains and losses (debt instruments)

•	Financial assets designated at fair value through OCI with no recycling of cumulative gains and losses upon derecognition (equity instruments)

•	Financial assets at fair value through profit or loss

a)	Financial assets at amortized cost (debt instruments)

This category is the most relevant to the Company. The Company measures financial assets at amortized cost if both of the following conditions are met:

•	The financial asset is held within a business model with the objective to hold financial assets in order to collect contractual cash flows and:

•	The contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding

Financial assets at amortized cost are subsequently measured using the effective interest (EIR) method and are subject to impairment. Gains and losses are recognized in profit or loss when the asset is derecognized, modified or impaired.

The Company´s financial assets at amortized cost include trade accounts receivables, contract assets and receivables from related parties under other current and non-current financial assets.

b)	Financial assets at fair value through OCI (debt instruments)

The Company measures debt instruments at fair value through OCI if both of the following conditions are met:

•	The financial asset is held within a business model with the objective of both holding to collect contractual cash flows and selling and;

•	The contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding

For debt instruments at fair value through OCI, interest income, foreign exchange revaluation and impairment losses or reversals are recognized in the statement of profit or loss and computed in the same manner as for financial assets measured at amortized cost. The remaining fair value changes are recognized in OCI. Upon derecognition, the cumulative fair value change recognized in OCI is recycled to profit or loss.

c)	Financial assets designated at fair value through OCI (equity instruments)

Upon initial recognition, the Company can elect to classify irrevocably its equity investments as equity instruments designated at fair value through OCI when they meet the definition of equity under IAS 32 Financial Instruments: Presentation and are not held for trading. The classification is determined on an instrument-by-instrument basis.

Gains and losses on these financial assets are never recycled to profit or loss. Dividends are recognized as other income in the statement of profit or loss when the right of payment has been established, except when the Company benefits from such proceeds as a recovery of part of the cost of the financial asset, in which case, such gains are recorded in OCI. Equity instruments designated at fair value through OCI are not subject to impairment assessment.

d)	Financial assets at fair value through profit or loss

Financial assets at fair value through profit or loss include financial assets held for trading, financial assets designated upon initial recognition at fair value through profit or loss, or financial assets mandatorily required to be measured at fair value. Financial assets are classified as held for trading if they are acquired for the purpose of selling or repurchasing in the near term. Derivatives, including separated embedded derivatives, are also classified as held for trading unless they are designated as effective hedging instruments. Financial assets with cash flows that are not solely payments of principal and interest are classified and measured at fair value through profit or loss, irrespective of the business model. Notwithstanding the criteria for debt instruments to be classified at amortized cost or at fair value through OCI, as described above, debt instruments may be designated at fair value through profit or loss on initial recognition if doing so eliminates, or significantly reduces, an accounting mismatch.

Financial assets at fair value through profit or loss are carried in the statement of financial position at fair value with net changes in fair value recognized in the statement of profit or loss.

iii)	Derecognition

A financial asset (or, where applicable, a part of a financial asset or part of a group of similar financial assets) is primarily derecognized (i.e., removed from the Company´s statement of financial position) when:

•	The rights to receive cash flows from the asset have expire or:

•

The Company has transferred its rights to receive cash flows from the asset or has assumed an obligation to pay the received cash flows in full without material delay to a third party under a ‘pass-through’ arrangement; and either (a) the Company has transferred substantially all the risks and rewards of the asset, or (b) the Company has neither transferred nor retained substantially all the risks and rewards of the asset, but has transferred control of the asset.

When the Company has transferred its rights to receive cash flows from an asset or has entered into a pass-through arrangement, it evaluates if, and to what extent, it has retained the risks and rewards of ownership. When it has neither transferred nor retained substantially all of the risks and rewards of the asset, nor transferred control of the asset, the Company continues to recognize the transferred asset to the extent of its continuing involvement. In that case, the Company also recognizes an associated liability. The transferred asset and the associated liability are measured on a basis that reflects the rights and obligations that the Company has retained.

Continuing involvement that takes the form of a guarantee over the transferred asset is measured at the lower of the original carrying amount of the asset and the maximum amount of consideration that the Company could be required to repay.

iv)	Impairment of financial assets

The Company recognizes an allowance for expected credit losses (ECLs) for all debt instruments not held at fair value through profit or loss. ECLs are based on the difference between the contractual cash flows due in accordance with the contract and all the cash flows that the Company expects to receive, discounted at an approximation of the original effective interest rate. The expected cash flows will include cash flows from the sale of collateral held or other credit enhancements that are integral to the contractual terms.

ECLs are recognized in two stages. For credit exposures for which there has not been a significant increase in credit risk since initial recognition, ECLs are provided for credit losses that result from default events that are possible within the next 12-months (a 12-month ECL). For those credit exposures for which there has been a significant increase in credit risk since initial recognition, a loss allowance is required for credit losses expected over the remaining life of the exposure, irrespective of the timing of the default (a lifetime ECL).

For trade receivables and contract assets, the Company applies a simplified approach in calculating ECLs. Therefore, the Company does not track changes in credit risk, but instead recognizes a loss allowance based on lifetime ECLs at each reporting date. The Company has established a provision matrix that is based on its historical credit loss experience, adjusted for forward-looking factors specific to the debtors and the economic environment.

Financial liabilities

i)	Initial recognition and measurement

Financial liabilities are classified, at initial recognition, as financial liabilities at fair value through profit or loss, loans and borrowings, payables, or as derivatives designated as hedging instruments in an effective hedge, as appropriate.

All financial liabilities are recognized initially at fair value and, in the case of loans and borrowings and payables, net of directly attributable transaction costs.

The Company´s financial liabilities include loans and financing, trade accounts payable, debentures, loans from related parties, accounts payable from land and others asset acquisition, put option on the Company’s shares and obligations relating to discontinued operations.

ii)	Subsequent measurement

The measurement of financial liabilities depends on their classification, which can be as follows:

a)	Financial liabilities at fair value through profit or loss

Financial liabilities at fair value through profit or loss include financial liabilities held for trading and financial liabilities designated upon initial recognition as at fair value through profit or loss.

Financial liabilities are classified as held for trading if they are incurred for the purpose of repurchasing in the near term. This category also includes derivative financial instruments entered into by the Company that are not designated as hedging instruments in hedge relationships as defined by IFRS 9. Separated embedded derivatives are also classified as held for trading unless they are designated as effective hedging instruments.

Gains or losses on liabilities held for trading are recognized in the statement of profit or loss.

Financial liabilities designated upon initial recognition at fair value through profit or loss are designated at the initial date of recognition, and only if the criteria in IFRS 9 are satisfied. The Company has not designated any financial liability as at fair value through profit or loss, as of December 31, 2018 there is no derivative transaction.

b)	Loans and borrowings

This is the category most relevant to the Company. After initial recognition, interest-bearing loans and borrowings are subsequently measured at amortized cost using the EIR method. Gains and losses are recognized in profit or loss when the liabilities are derecognized as well as through the EIR amortization process. Amortized cost is calculated by taking into account any discount or premium on acquisition and fees or costs that are an integral part of the EIR. The EIR amortization is included as finance costs in the statement of profit or loss. This category generally applies to interest-bearing loans and borrowings. For more information, refer to Note 13.

iii)	Derecognition (write-off)

A financial liability is derecognized when the obligation under the liability is discharged or cancelled or expires. When an existing financial liability is replaced by another from the same lender on substantially different terms, or the terms of an existing liability are substantially modified, such an exchange or modification is treated as the derecognition of the original liability and the recognition of a new liability. The difference in the respective carrying amounts is recognized in the statement of profit or loss.

Offsetting of financial instrument

Financial assets and financial liabilities are offset and the net amount is reported in the consolidated statement of financial position if there is a currently enforceable legal right to offset the recognized amounts and there is an intention to settle on a net basis, to realize the assets and settle the liabilities simultaneously.

Inventories
2.15.	Inventories

Inventories are valued at the lower of cost and net realizable value. Inventories are mainly comprised of maintenance materials. Net realizable value is the estimated selling price in the ordinary course of business, less estimated costs of completion and costs the estimated costs necessary to make the sales.

Cash and cash equivalents
2.16.	Cash and cash equivalents

Cash and cash equivalents comprise cash at banks, on hand and short-term investments with maturities of less than three months and which are subject to an insignificant risk of changes in value. Short-term investments included in cash equivalents are comprised of bank deposit certificates and repurchase agreements, both with daily liquidity, stated at acquisition cost plus accrued interest.

Provisions
2.17.	Provisions

Provisions are recognized when the Company has a present obligation (legal or constructive) as a result of a past event, it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation. When the Company expects some or all of a provision to be reimbursed, for example, under an insurance contract, the reimbursement is recognized as a separate asset, but only when the reimbursement is virtually certain.

The expense related to any provision is presented in the statement of profit or loss, net of any expected reimbursement.

Provision for landfill closure

The Company records the provision for decommissioning costs in relation to the closure and post-closure of landfill as the capacity of the landfill is consumed. The significant accounting aspects are summarized below:

Decommissioning costs are recorded for at the present value of expected costs to settle the obligation using estimated cash flows and are recognized as part of the cost of the relevant asset.

The cash flows are discounted using the Company’s pre-tax long-term average weighted cost of capital rate. The unwinding of the discount is expensed as incurred and recognized in the statement of profit or loss. The estimated future costs of decommissioning are reviewed annually and adjusted as appropriate. Changes in the estimated future costs, or in the discount rate applied, are added to or deducted from the cost of the asset.

•

The estimated costs are recorded taking into account the present value of the obligation, discounted using the Company’s pre-tax long-term average weighted cost of capital rate of 15.66% in 2018 (15.26% and 14.30% in 2017 and 2016, respectively).

•	Cost estimates are reviewed annually, with the consequent review of present value calculation, adjusting the amounts of assets and liabilities already accounted for.

Provisions for contingencies

The Company recognizes a provision for civil, labor and tax claims for those where likelihood of loss was assessed as probable by the legal advisors of the Company.

Assessment of the probability of loss includes an evaluation of available evidence, hierarchy of laws, available case laws, most recent court rulings and their relevance in the legal system, as well as the opinion of external legal counsel.

The provisions are periodically reviewed and adjusted to take into consideration changes in circumstances such as applicable statutes of limitation, conclusions of tax audits or additional exposures identified based on new issues or court decisions.

Leases
2.18.	Leases

Company as a lessee

The determination of whether an arrangement is (or contains) a lease is based on the substance of the arrangement at the inception of the lease.

A lease is classified at the inception date as a finance lease or operating leases.

A lease that transfers substantially all the risks and rewards incidental benefits relating to ownership to the Company is classified as a finance lease. Finance lease are capitalized at the inception of the lease at fair value of the leased property or, if lower, at the present value of minimum lease payments, with initial direct costs of the lessee being added to the asset, when applicable.

Finance lease payments are apportioned between finance charges and reduction of lease liability, so as to achieve a constant rate of interest on the remaining balance of the liability. Finance charges are recognized in the statement of profit or loss.

The leased assets are depreciated over their useful lives. However, when there is no reasonable certainty that the Company will obtain ownership by the end of lease term, the asset is depreciated over the shorter of its estimated useful life or the lease term.

Operating lease payments are recognized as an expense in the statement of profit or loss on a straight-line basis over the lease term.

Treasury shares
2.19.	Treasury shares

Treasury shares are equity instruments that are repurchased, recognized at cost, and deducted from equity. No gain or loss is recognized in the statements of profit or loss upon purchase, sale, issue or cancellation of Company’s own equity instruments. Any difference between carrying amount and consideration is recognized in other capital reserves.

Basic and diluted earnings (loss) per share
2.20.	Basic and diluted earnings (loss) per share

Basic earnings (loss) per share are calculated by dividing profit or loss attributable to controlling shareholders by the weighted average number of common shares outstanding during the period.

The only potential instruments convertible into shares that would affect the diluted earnings (loss) per share refers to stock options granted to certain directors and employees.

Significant accounting judgments, estimates and assumptions
2.21.	Significant accounting judgments, estimates and assumptions

The preparation of the Company’s consolidated financial statements requires management to make judgments, estimates and assumptions that affect the reported amounts revenues, expenses, assets and liabilities and the accompanying disclosures, and the disclosures of contingent liabilities.

i)	Estimates and assumptions

The key assumptions concerning the future and other key sources of estimation uncertainty at the reporting date that have a significant risk of causing a material adjustment to carrying amounts of assets and liabilities within the next financial year, are described below.

The Company based its assumptions and estimates on information available when the consolidated financial statements were prepared. Existing circumstances and assumptions about future developments, however, may change due to market changes or circumstances arising that are beyond the control of the Company. Such changes are reflected in the assumptions when they occur.

Allowance for doubtful accounts

Trade receivables are recorded net of an allowance for doubtful accounts. The allowance for doubtful accounts is recorded based on IFRS 9 standard, which requires the Company to record expected credit losses on all its financial assets measured at amortized cost and at fair value through other comprehensive income, on either a 12-month or lifetime basis, when applicable.

The Company perform an assessment monthly by segregating its financial assets based on their risk characteristics and counterpart, as follows: i) accounts receivable from private customers and ii) accounts receivable from public customers.

The Company applies the simplified approach and records lifetime expected losses on all its accounts receivable from customers. The Company updates the historical study of the behavior of the portfolio monthly and its risk matrix by age range on a monthly basis.

Further details can be found in Note 5.

Impairment of non-financial assets

Impairment exists when the carrying amount of an asset or cash-generating unit exceeds its recoverable amount, which is the higher of its fair value less cost to sell and its value in use. Fair value less cost to sell is calculated based on information available about similar assets sold or market prices less additional costs to dispose of the asset item. The calculation of value in use is based on discounted cash flow model, which does not include reorganization activities to which the Company has not yet committed or significant future investments that will improve the asset base of the object generating unit cash test. The recoverable amount is sensitive to the discount rate used in the discounted cash flow method, as well as expected future cash receipts and growth rate used for extrapolation purposes. Further details can be found in Notes 11 and 12.

Provision for legal proceedings

Provisions are recorded for tax, civil and labor contingencies. Assessment of the probability of loss includes the assessment of available evidence, hierarchy of laws, most recent court rulings and their relevance in the legal system, as well as the opinion of internal and external legal counsels. The provisions are periodically reviewed and adjusted to take into consideration changes in circumstances such as applicable statutes of limitation, conclusions of tax audits or additional exposures identified based on new issues or court decisions. Actual settlement of claims involving these estimates may result in amounts different from those estimated, due to the degree of judgment involved. The Company reviews its estimates and assumptions at least on an annual basis. Further details can be found in Note 20.

Provision for landfill closure

The Company recognized a decommissioning liability for landfill closure at the present value of expected costs to settle the obligation using estimated cash flows. In determining the fair value of the provision, assumptions and estimates are made in relation to discount rates, the expected cost for landfill closure and future maintenance of the site and the expected timing of those costs. Further details can be found in Note 19.

Tax

Deferred tax assets are recognized for all unused tax losses to the extent that it is probable that taxable profit will be available against which the losses can be used. Management’s significant judgment is required so as to determine the amount of deferred tax assets amount than can be recognized based upon the likely and level of future taxable profit, together with future tax planning strategies. Further details can be found in Note 22.

Fair value measurement of stock option

Estimating fair value for share-based payment transactions requires determination of the most appropriate valuation model, which depends on the terms and conditions of the grant. This estimate also requires determination of the most appropriate inputs to the valuation model including the expected life of the share option, volatility and dividend yield and making assumptions about them. Further details can be found in Note 21.2.

Fair value measurement of financial instruments

When the fair values of financial assets and financial liabilities recorded in the statement of financial position cannot be measured based on quoted prices in active markets, their fair value is measured using valuation techniques including the discounted cash flow (DCF) model. The inputs to these models are taken from observable markets where possible, but where this is not feasible, a degree of judgment is required in establishing fair values. Judgments include considerations of inputs such as liquidity risk, credit risk and volatility. Changes in assumptions relating to these factors could affect the reported fair value of financial instruments. See Note 30 for further disclosures.

Contingent consideration, resulting from business combinations, is valued at fair value at the acquisition date as part of the business combination. When the contingent consideration meets the definition of a financial liability, it is subsequently remeasured to fair value at each reporting date. The determination of the fair value is based on discounted cash flows.

Assets held for sale

On December 6, 2018, the Company and its Board of Directors approved the plan to sell shares on the Company´s Energy generation business, which has Enc Energy Brasil Participações S.A. (“Enc Energy”) as a minority shareholder, with 10% ownership. Negotiations with some investors were started and it is expected to be completed within one year. The Board of Directors considered the subsidiary to meet the criteria to be classified as held for sale at that date for the following reasons:

•	Companies’ from energy generation business are available for immediate sale and can be sold to the buyer in its current condition;

•	The actions to complete the sale were initiated and expected to be completed within one year from the date of the initial classification; and

•	A potential buyer has been identified and negotiations at the reporting date are at an advance stage.

New standards effective as of January 1, 2018
2.22.	New standards effective as of January 1, 2018

The Company applied IFRS 15 and IFRS 9 for the first time. The nature and effect of the changes as a result of adoption of these new standards are described below:

Several other amendments and interpretations apply for the first time in 2018, but do not have an impact on the consolidated financial statements of the Company. The Company has not early adopted any standards, interpretations or amendments that have been issued but are not yet effective.

a)	IFRS 9 Financial Instruments (“IFRS 9”)

IFRS 9 replaces IAS 39 - Financial Instruments for annual periods beginning on or after January 1, 2018. IFRS 9 brings together all three aspects of the accounting financial instruments project: classification and measurement, impairment and hedge accounting. The Company applied IFRS 9 using the retrospective modified approach, with the initial application date of January 1, 2018.

The effect of adopting IFRS 9 is, as follows:

(a.1) Classification and measurement

Under IFRS 9, debt instruments are subsequently measured at fair value through profit or loss, amortized cost, or fair value through OCI. The classification is based on two criteria: the Company’s business model for managing the assets; and whether the instruments’ contractual cash flows represent ‘solely payments of principal and interest’ on the principal amount outstanding.

The assessment of the Company’s business model was made as of the date of initial application, January 1, 2018, and then applied retrospectively to those financial assets that were not derecognized before January 1, 2018. The assessment of whether contractual cash flows on debt instruments are solely comprised of principal and interest was made based on the facts and circumstances as at the initial recognition of the assets.

The classification and measurement requirements of IFRS 9 did not have a significant impact on the Company. The Company continued measuring at fair value all financial assets previously held at fair value under IAS 39. The following are the changes in the classification of the Company’s financial assets:

•

Trade receivables and Other non-current financial assets previously classified as Loans and receivables are held to collect contractual cash flows and give rise to cash flows representing solely payments of principal and interest. These are now classified and measured as Debt instruments at amortized cost.

There are no changes in classification and measurement for the Company’s financial liabilities.

As at 1 January 2018		IFRS 9 measurement category
		Fair value through profit or loss	Amortized cost	Fair value through OCI
IAS 39 measurement category
Loans and receivables
Trade accounts receivable	778,106	—	781,598	—
Receivables from related parties	14,518	—	14,518	—

		—	796,116	—

*	The change in carrying amount is a result of additional impairment allowance. See discussion on impairment below.

(a.2) Impairment

The adoption of IFRS 9 has fundamentally changed the Company’s accounting for impairment losses for financial assets by replacing IAS 39’s incurred loss approach with a forward-looking expected credit loss (ECL) approach. IFRS 9 requires the Company to recognize an allowance for ECLs for all debt instruments not held at fair value through profit or loss.

The Company performed an assessment by segregating its financial assets based on their risk characteristics and counterpart, as follows: i) accounts receivable from private customers and ii) accounts receivable from public customers.

The Company applied the simplified approach and recorded lifetime expected losses on all its accounts receivable from customers. The Company carried out a historical study of the behavior of the portfolio, creating a risk matrix by age range. As a result, a R$ 3,492 decrease in the allowance for doubtful accounts was recorded as of January 1, 2018, with the main factor being the new definition of the default term of the public sector. See below the table presenting the impacts.

b)	IFRS 15 Revenue from Contracts with Customers

IFRS 15 was issued in May 2014, and amended in April 2016. IFRS 15 establishes a five-step model to account for revenues arising from contracts with customers. Under IFRS 15, revenue is recognized at an amount that reflects the consideration to which an entity expects to receive in exchange for the transfer of goods or services to a customer.

The Company adopted the modified retrospective transition method, from January 1, 2018.

(b.1) Variable consideration – significant financial component

Receivables from public sector customers

Generally, public sector customers pay after the due date, and in some cases, payments may be as late as a year or more.

In accordance with IFRS 15, the Company is required to determine whether there is a significant financing component in its contracts. According to paragraph 60 of this standard, in determining the transaction price an entity shall adjust the amount of the consideration promised for the effects of the time value of money when a significant financing component is present. A significant financing component may exist independently if the promise of financing is expressly stated in the contract or implied in the terms of payment agreed by the parties to the contract. The Company should analyze if the payment period agreed by the parties to the contract (expressly or implicitly) provides the client or the entity with a significant financial benefit from the transfer of goods or services to the customer.

Based on the above, the Company performed an analysis to identify the existence of a significant financial component for public sector clients, since the average term of effective receipt for this client portfolio is approximately six months. The Company considered the average rate of 8.50% p.a. for the discount rate of 2018 (8.40% at December 31, 2017), which represents the discount rate usually applied by the Company to calculate the present value of its non-current assets and liabilities. The IFRS 15 adoption adjustments reduced equity by R$503 at January 1, 2018.

(b.2) Contract asset

A contract asset is the right to consideration in exchange for the services provided to the customer. If the Company performs by providing services to a customer before the customer pays consideration or before payment is due, a contract asset is recognized for the earned consideration that is conditional. For services rendered that customers have not yet approved at the end of the period, revenue is recognized based on estimates or work performed.

(b.3) Reversal of revenue

Under IFRS 15, the amount of the consideration may vary due to discounts, rebates, refunds, credits, price concessions, incentives, performance bonuses, penalties or other similar items. The Company estimated that the effects of discounts and rebates amounted to R$1,948 at January 1, 2018, and made a corresponding adjustment in the equity statement.

In summary, the impact of the adoption of IFRS 15 was as follows:

Assets
Public sector customers	(503)
Reversal of revenues	(1,948)
Deferred income tax and social contribution -34%	191

Net impact on shareholders’ equity	(2,260)

The effect of the adoption of IFRS 15 - Contract Revenue with Client and IFRS 9 - Financial Instruments as of January 1, 2018, with impacts on the opening balance sheet as of January 1, 2018, is presented below:

		Adjustment settings from the adoption of
	As previously reported 2017	IFRS 9 - Financial instruments	IFRS 15 - Revenue from contracts with customers	IFRS 15 - Reversal of revenue	IFRS 9 and IFRS 15 - Deferred income tax and social contribution	Adjusted in January 1, 2018
Assets
Current assets
Cash and cash equivalents	84,687	—	—	—	—	84,687
Marketable securities	42	—	—	—	—	42
Trade accounts receivable	669,237	(165,457)	(503)	(1,948)	—	501,329
Contract asset	—	168,949	—	—	—	168,949
Inventories	11,365	—	—	—	—	11,365
Taxes recoverable	101,870	—	—	—	—	101,870
Other receivables	34,947	—	—	—	—	34,947
Assets held for sale	6,580	—	—	—	—	6,580

Total current assets	908,728	3,492	(503)	(1,948)	—	909,749
Non-current assets
Related parties	14,518	—	—	—	—	14,518
Trade accounts receivable	108,869	—	—	—	—	108,869
Taxes recoverable	52,141	—	—	—	—	52,141
Prepaid expenses	174	—	—	—	—	174
Deferred taxes	44	—	—	—	—	44
Other receivables	14,473	—	—	—	—	14,473
Investments	7,206	—	—	—	—	7,206
Property, plant and equipment	689,451	—	—	—	—	689,451
Intangible assets	588,238	—	—	—	—	588,238

Total non-current assets	1,475,114	—	—	—	—	1,475,114

Total assets	2,383,842	3,492	(503)	(1,948)	—	2,384,883

		Adjustment settings from the adoption of
	As previously reported 2017	IFRS 9 - Financial instruments	IFRS 15 - Revenue from contracts with customers	IFRS 15 - Reversal of revenue	IFRS 9 and IFRS 15 - Deferred income tax and social contribution	Adjusted in January 1, 2018
Liabilities and equity
Current liabilities
Loans and financing	14,139	—	—	—	—	14,139
Trade accounts payable	128,113	—	—	—	—	128,113
Provision for landfill closure	20,651	—	—	—	—	20,651
Labor payable	117,925	—	—	—	—	117,925
Tax liabilities	169,505	—	—	—	—	169,505
Loans from related parties	82,788	—	—	—	—	82,788
Advances from customers	16,492	—	—	—	—	16,492
Accounts payable for acquisition of assets	8,965	—	—	—	—	8,965
Liabilities directly associated with the assets held for sale	32,992	—	—	—	—	32,992
Liabilities directly associated with the assets held for sale	23,787	—	—	—	—	23,787

Total current liabilities	615,357	—	—	—	—	615,357

Non-current liabilities
Loans and financing	371,375	—	—	—	—	371,375
Debentures	1,068,979	—	—	—	—	1,068,979
Provision for landfill closure	92,881	—	—	—	—	92,881
Provision for legal proceedings	147,762	—	—	—	—	147,762
Tax liabilities	395,784	—	—	—	—	395,784
Deferred taxes	137,028	—	—		622	137,650
Accounts payable for acquisition of assets	10,412	—	—	—	—	10,412
Other liabilities	168	—	—	—	—	168

Total non-current liabilities	2,224,389	—	—	—	622	2,225,011

Equity
Capital	17	—	—	—	—	17
Capital reserve	1,068,195	—	—	—	—	1,068,195
Other comprehensive income	1,768	—	—	—	—	1,768
Accumulated losses	(1,520,751)	3,492	(503)	(1,948)	(622)	(1,520,332)

	(450,771)	3,492	(503)	(1,948)	(622)	(450,352)
Non-controlling interest	(5,133)	—	—			(5,133)

Total equity	(455,904)	3,492	(503)	(1,948)	(622)	(455,485)

Total liabilities and equity	2,383,842	3,492	(503)	(1,948)	—	2,384,883

The effect of adopting IFRS 9 and 15 is, as follows:

Impact on statement of profit or loss (increase/(decrease) in profit or loss):

	Adjustment
	December 2018	IFRS 9	IFRS 15	December 31, 2018 Excluding the effects of the adoption of IFRS 15 and IFRS 9
Revenue from services rendered	1,260,587	—	23,509	1,284,096
Cost of services	(979,183)	—	—	(979,183)

Gross profit	281,404	—	23,509	304,913
Operating income (expenses)
General and administrative expenses	(327,286)	—	—	(327,286)
Selling expenses, net	5,324	(24,032)	—	(18,708)
Share of (loss) profit of an associate	(3,339)	—	—	(3,339)
Other operating expenses, net	(540,647)	—	—	(540,647)

	(865,948)	(24,032)	—	(889,980)

Loss before finance income and expenses	(584,544)	(24,032)	23,509	(585,067)
Finance expenses	(251,693)	—	—	(251,693)
Finance income	116,313	—	(11,138)	105,175

Loss before income and social contribution taxes	(719,924)	(24,032)	12,371	(731,585)
Current income and social contribution taxes	(41,623)	—	—	(41,623)
Deferred income and social contribution taxes	76,488	—	—	76,488

Loss for the year from continuing operations	(685,059)	(24,032)	12,371	(696,720)

Discontinued operations
Loss after income and social contribution tax from discontinued operations	(5,405)	—	—	(5,405)

Loss for the year	(690,464)	(24,032)	12,371	(702,125)

The effect of adopting IFRS 9 and 15 is, as follows:

Impact on basic and diluted earnings per share (EPS) (increase/(decrease) in EPS:

Earnings (loss) per share:
Basic, loss for the year attributable to equity holders of the parent (in Reais)	(R$	0.26)
Diluted, loss for the year attributable to equity holders of the parent (in Reais)	(R$	0.24)
Loss per share from continuing operations
Basic, loss from continuing operations attributable to equity holders of the parent (in Reais)	(R$	0.30)
Diluted, loss from continuing operations attributable to equity holders of the parent (in Reais)	(R$	0.28)

Accounting standards and interpretations issued recently and not yet adopted by the Company
2.23.	Accounting standards and interpretations issued recently and not yet adopted by the Company

As of the date of the consolidated financial statements, the following issues and changes in IFRS and IFRICs had been published, but were not mandatory for the year ended December 31, 2018.

The Company has not early adopted any of the Standards below.

Based on the analyzes made so far, the Company estimates that the adoption of these standards, amendments and interpretations will not have a significant impact on the consolidated financial statements in the initial period of adoption, except for the effects of IFRS 16, as explained below.

IFRS 16 – Leases

IFRS 16 was issued in January 2016 and it replaces IAS 17 Leases, IFRIC 4 Determining whether an Arrangement contains a Lease, SIC-15 Operating Leases-Incentives and SIC-27 Evaluating the Substance of Transactions Involving the Legal Form of a Lease. IFRS 16 sets out the principles for the recognition, measurement, presentation and disclosure of leases and requires lessees to account for all leases under a single on-balance sheet model similar to the accounting for finance leases under IAS 17. The standard includes two recognition exemptions for lessees – leases of ‘low-value’ assets (e.g., personal computers) and short-term leases (i.e., leases with a lease term of 12 months or less). At the commencement date of a lease, a lessee will recognize a liability to make lease payments (i.e., the lease liability) and an asset representing the right to use the underlying asset during the lease term (i.e., the right-of-use asset). Lessees will be required to separately recognize the interest expense on the lease liability and the depreciation expense on the right-of-use asset.

Lessees will be also required to remeasure the lease liability upon the occurrence of certain events (e.g., a change in the lease term, a change in future lease payments resulting from a change in an index or rate used to determine those payments). The lessee will generally recognize the amount of the remeasurement of the lease liability as an adjustment to the right-of-use asset.

IFRS 16, which is effective for annual periods beginning on or after January 1, 2019, requires lessees and lessors to make more extensive disclosures than under IAS 17.

The Company plans to adopt IFRS 16 using the retrospective modified transition method.

On January 1, 2019, the Company recognized a right to use asset and a lease liability of R$ 23,264.

IFRIC 23 – Uncertainty about treatment of taxes on profit

The new interpretation establishes requirements for recognition and measurement in situations where the Company has defined during the process of calculating income taxes (income and social contribution taxes) the use of tax treatments that may be classified as uncertain and, therefore, may be questioned by the tax authority. This interpretation is effective for fiscal years beginning on or after January 1, 2019.

In the evaluation of the Company’s Management, no significant impacts are expected as a result of the interpretation, since all the procedures adopted for the determination and collection of taxes on profit are supported by the legislation and precedents of Administrative and Judicial Courts.